Income taxes (Summary of recognized deferred tax assets and liabilities) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Tax liabilities	$ 0	$ (42,394)
Tax assets (liabilities)	0	(42,394)	$ (706,000)
Non-capital losses carried forward
Deferred tax assets and liabilities [abstract]
Tax assets	772,343	1,705,073
Tax liabilities	0	0
Tax assets (liabilities)	772,343	1,705,073	4,982,328
Net tax assets (liabilities)	772,343	1,705,073
Strategic investments
Deferred tax assets and liabilities [abstract]
Tax assets	0	0
Tax liabilities	0	(656,507)
Tax assets (liabilities)	0	(656,507)	(4,919,499)
Net tax assets (liabilities)	0	(656,507)
Investment tax credits
Deferred tax assets and liabilities [abstract]
Tax assets (liabilities)	0	0	(273,854)
Royalty receivable
Deferred tax assets and liabilities [abstract]
Tax assets	0	0
Tax liabilities	(373,063)	(333,543)
Tax assets (liabilities)	(373,063)	(333,543)	(280,900)
Net tax assets (liabilities)	(373,063)	(333,543)
Property and equipment
Deferred tax assets and liabilities [abstract]
Tax assets	0	0
Tax liabilities	(155,833)	(147,127)
Tax assets (liabilities)	(155,833)	(147,127)	(25,273)
Net tax assets (liabilities)	(155,833)	(147,127)
Intangibles
Deferred tax assets and liabilities [abstract]
Tax assets	0	0
Tax liabilities	(243,447)	(468,167)
Tax assets (liabilities)	(243,447)	(468,167)	0
Net tax assets (liabilities)	(243,447)	(468,167)
Deferred income
Deferred tax assets and liabilities [abstract]
Tax assets	0	0
Tax liabilities	0	(21,000)
Tax assets (liabilities)	0	(21,000)	$ 0
Net tax assets (liabilities)	0	(21,000)
Right-of-use assets net of liabilities
Deferred tax assets and liabilities [abstract]
Tax assets	0	0
Tax liabilities	0	(121,123)
Net tax assets (liabilities)	0	(121,123)
Set off of tax assets
Deferred tax assets and liabilities [abstract]
Tax assets	772,343	1,705,073
Tax liabilities	(772,343)	(1,705,073)
Net tax assets (liabilities)	0	(42,394)
Set off tax liabilities
Deferred tax assets and liabilities [abstract]
Tax assets	772,343	1,705,073
Tax liabilities	(772,343)	(1,747,467)
Net tax assets (liabilities)	0	0
Set off tax net
Deferred tax assets and liabilities [abstract]
Tax assets	0	0
Tax liabilities	0	(42,394)
Net tax assets (liabilities)	$ 0	$ (42,394)